Debt (Percentage Of Outstanding Principal Balance Of Non-Recourse Notes) (Details) - Senior Secured Notes Due 2024	Apr. 27, 2017
Debt Instrument [Line Items]
Redemption price (as percent)	101.00%
2020
Debt Instrument [Line Items]
Redemption price (as percent)	102.938%
2021
Debt Instrument [Line Items]
Redemption price (as percent)	101.469%
2022 and thereafter
Debt Instrument [Line Items]
Redemption price (as percent)	100.00%